Derivative and Hedging (Schedule of Foreign Currency Derivatives) (Details) € in Millions, $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Derivative [Line Items]
Fair Value Gain (Loss)		$ (15)
Cross-Currency Swaps [Member]
Derivative [Line Items]
Fair Value Gain (Loss)			$ 37
Cross-Currency Swaps [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional Amount				$ 542
Pay Rate				5.371%	5.371%
Receive Amount | €					€ 500
Receive Rate				3.50%
Fair Value Gain (Loss)	$ (7)		$ (46)	$ (21)